UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  303-815-1662

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              8/14/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             108

Form 13F Information Table Value Total:  $   102,014.38
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- ----------------- --------- ----------- ----------------- ---------- -------- -------------------
                                                                  VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------- ----------------- --------- ----------- -------- --- ---- ---------- -------- ------- ------ ----
ABBOTT LABORATORIES CMN            COM               002824100   1061.6928    22570 SH       SOLE                  22570      0    0
AIRMED INTERNATIONAL, LLC          COM               009411109        80.5    12500 SH       SOLE                  12500      0    0
SPONSORED ADR CMN
ALBERTO-CULVER COMPANY CMN         COM               013078100   264.57372    10404 SH       SOLE                  10404      0    0
ALCON, INC. CMN                    COM               H01301102   255.58012     2201 SH       SOLE                   2201      0    0
AMERISOURCEBERGEN CORPORATION CMN  COM               03073E105   240.23508    13542 SH       SOLE                  13542      0    0
AMEX CONSUMER STAPLES SELECT FUND  COM               81369Y308      804.65    35000 SH       SOLE                  35000      0    0
'SPDR'
AMEX UTILITIES SELECT INDEX        COM               81369Y886      446.24    16000 SH       SOLE                  16000      0    0
MARKET INDEX
AMGEN INC. CMN                     COM               031162100   256.81194     4851 SH       SOLE                   4851      0    0
ANADARKO PETROLEUM CORP CMN        COM               032511107     975.885    21500 SH       SOLE                  21500      0    0
ANNALY CAPITAL MANAGEMENT, INC CMN COM               035710409     1165.78    77000 SH       SOLE                  77000      0    0
ARCTIC CAT INC CMN                 COM               039670104   130.49604    32301 SH       SOLE                  32301      0    0
BALLY TECHNOLOGIES INC CMN         COM               05874B107      359.04    12000 SH       SOLE                  12000      0    0
BRINK'S COMPANY (THE) CMN          COM               109696104    1140.879    39300 SH       SOLE                  39300      0    0
BRISTOL-MYERS SQUIBB COMPANY CMN   COM               110122108   255.15453    12563 SH       SOLE                  12563      0    0
BURGER KING HOLDINGS, INC. CMN     COM               121208201     2676.85   155000 SH       SOLE                 155000      0    0
CAMERON INTERNATIONAL CORP CMN     COM               13342B105       707.5    25000 SH       SOLE                  25000      0    0
CARDIONET, INC. CMN                COM               14159L103    443.2512    27160 SH       SOLE                  27160      0    0
CENTENE CORPORATION CMN            COM               15135B101         999    50000 SH       SOLE                  50000      0    0
CHICAGO BRIDGE & IRON COMPANY      COM               167250109    423.9932    34193 SH       SOLE                  34193      0    0
*N.V. CMN SERIES
CHIPOTLE MEXICAN GRILL, INC. CMN   COM               169656204 11317.28598   162162 SH       SOLE                 162162      0    0
CLASS B
CIMAREX ENERGY CO CMN              COM               171798101   218.47306     7709 SH       SOLE                   7709      0    0
COCA-COLA ENTERPRISES INC CMN      COM               191219104   242.14095    14543 SH       SOLE                  14543      0    0
COMCAST CORPORATION CMN CLASS A    COM               20030N200    407.2503    28883 SH       SOLE                  28883      0    0
NON VOTING
CONTINENTAL AIRLINES INC CLASS B   COM               210795308   1107.4114   124990 SH       SOLE                 124990      0    0
COVIDIEN PLC CMN                   COM               G2554F105        2808    75000 SH       SOLE                  75000      0    0
CURRENCYSHARES AUSTRALIAN DOLLAR   AUSTRALIAN DOL    23129U101       403.7     5000 SH       SOLE                   5000      0    0
TRUST - ETF
CURRENCYSHARES CDN DLR TR MUTUAL   CDN DOLLAR SHS    23129X105     815.575     9500 SH       SOLE                   9500      0    0
FUND - ETF
CURRENCYSHARES JAPANESE YEN        JAPANESE YEN      23130A102     464.715     4500 SH       SOLE                   4500      0    0
TR*UST EXCHANGE TRADED FUND ETF
DELTA AIR LINES, INC. CMN          COM               247361702  1451.68617   250723 SH       SOLE                 250723      0    0
DEVON ENERGY CORPORATION (NEW) CMN COM               25179M103    215.4385     3953 SH       SOLE                   3953      0    0
DIAMOND OFFSHORE DRILLING, INC*.   COM               25271C102   251.39235     3027 SH       SOLE                   3027      0    0
CMN
DISH NETWORK CORPORATION CMN       COM               25470M109   264.17437    16297 SH       SOLE                  16297      0    0
CLASS A
DR PEPPER SNAPPLE GROUP, INC. CMN  COM               26138E109   518.01074    24446 SH       SOLE                  24446      0    0
FAIRFAX FINANCIAL HLDGS LTD CMN    COM               303901102   4687.9171    18790 SH       SOLE                  18790      0    0
FEDERATED INVESTORS, INC. CMN      COM               314211103   233.79345     9705 SH       SOLE                   9705      0    0
CLASS B
FORESTAR REAL ESTATE GROUP INC*.   COM               346233109   368.95716    31057 SH       SOLE                  31057      0    0
CMN
FRANKLIN RESOURCES INC CMN         COM               354613101    1476.205    20500 SH       SOLE                  20500      0    0
HARDINGE INC. COMMON STOCK         COM               412324303     183.311    43132 SH       SOLE                  43132      0    0
HARRY WINSTON DIAMOND CORP CMN     COM               41587B100        1788   300000 SH       SOLE                 300000      0    0
HAWAIIAN HOLDINGS INC CMN          COM               419879101   651.38206   108203 SH       SOLE                 108203      0    0
HUDSON CITY BANCORP INC CMN        COM               443683107   1449.8061   109090 SH       SOLE                 109090      0    0
HUNTINGTON BANCSHARES              COM               446150104         627   150000 SH       SOLE                 150000      0    0
INCORPOR*ATED CMN
IMS HEALTH INCORPORATED CMN        COM               449934108    265.4681    20903 SH       SOLE                  20903      0    0
INTEL CORPORATION CMN              COM               458140100        1655   100000 SH       SOLE                 100000      0    0
INVESCO LTD. CMN                   COM               G491BT108        1782   100000 SH       SOLE                 100000      0    0
ISHARES TR BARCLAYS 20+ YR JAN     BARCLYS 20+ YR    464287432      257.25      105     PUT  SOLE                    105      0    0
110 EXP 2011

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- ----------------- --------- ----------- ----------------- ---------- -------- -------------------
                                                                  VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------- ----------------- --------- ----------- -------- --- ---- ---------- -------- ------- ------ ----
ISHARES S&P LATIN AMERICA 40       S&P LTN AM 40     464287390      260.55     7500 SH       SOLE                   7500      0    0
INDEX FUND - ETF
ISHARES SILVER TRUST ETF           ISHARES           46428Q109       468.3    35000 SH       SOLE                  35000      0    0
JAKKS PACIFIC INC CMN              COM               47012E106   675.60214    52658 SH       SOLE                  52658      0    0
LEGG MASON INC CMN                 COM               524901105  1284.16774    52673 SH       SOLE                  52673      0    0
LEGG MASON INC. CONV PFD           UNIT 99/99/9999   524901303    874.8684    34717 SH       SOLE                  34717      0    0
USD3.5000(7.00%)
LIBERTY MEDIA HLDG CORP CMN        COM               53071M104   645.21285   128785 SH       SOLE                 128785      0    0
SERIES A INTERACTIVE
LIBERTY MEDIA HOLDING CORP         COM               53071M302   346.58004    25559 SH       SOLE                  25559      0    0
CAPITAL CMN SERIES A TRACKING
STOCK
MAGELLAN MIDSTREAM PARTNERS LP CMN COM               559080106    250.4458     7205 SH       SOLE                   7205      0    0
MANITOWOC CO INC CMN               COM               563571108   285.80736    54336 SH       SOLE                  54336      0    0
MARKEL CORPORATION CMN             COM               570535104   1202.2956     4268 SH       SOLE                   4268      0    0
MARKET VECTORS ETF TR- GLOBAL      AGRIBUS ETF       57060U605      378.95    11000 SH       SOLE                  11000      0    0
AGRIBUSINESS ETF ETF
MARKET VECTORS ETF TRUST GOLD      GOLD MINER ETF    57060U100      453.78    12000 SH       SOLE                  12000      0    0
MINERS INDEX FD ETF FUND
MARVEL ENTERTAINMENT INC CMN       COM               57383T103   258.34781     7259 SH       SOLE                   7259      0    0
MASIMO CORPORATION CMN             COM               574795100   618.08396    25636 SH       SOLE                  25636      0    0
MEDTRONIC INC CMN                  COM               585055106      802.47    23000 SH       SOLE                  23000      0    0
MICRON TECHNOLOGY, INC. CMN        COM               595112103         759   150000 SH       SOLE                 150000      0    0
MICROSOFT CORPORATION CMN          COM               594918104     2495.85   105000 SH       SOLE                 105000      0    0
MIRANT CORPORATION CMN             COM               60467R100   256.35738    16287 SH       SOLE                  16287      0    0
MOLSON COORS BREWING CO CMN CLASS  COM               60871R209    2010.675    47500 SH       SOLE                  47500      0    0
B
MVC CAPITAL INC CLOSED END FUND    COM               553829102     214.884    25400 SH       SOLE                  25400      0    0
NOBLE CORPORATION (CH) CMN         COM               H5833N103    1521.575    50300 SH       SOLE                  50300      0    0
ODYSSEY RE HLDGS CORP CMN          COM               67612W108   986.38656    24672 SH       SOLE                  24672      0    0
OIL SERVICE HOLDRS TRUST CMN       COM               678002106      390.72     4000 SH       SOLE                   4000      0    0
PENN WEST ENERGY TRUST CMN         COM               707885109  1261.65757    99109 SH       SOLE                  99109      0    0
PHARMACEUTICAL PRODUCT             COM               717124101     277.479    11950 SH       SOLE                  11950      0    0
DEVELOPMENT INC
PINNACLE AIRLINES CORP CMN         COM               723443107   918.20965   326765 SH       SOLE                 326765      0    0
POWERSHARES DB AGRICULTURE FUND -  DB AGRICULT FD    73936B408       254.5    10000 SH       SOLE                  10000      0    0
ETF
POWERSHARES WATER RES PORTF        WATER RESOURCE    73935X575      382.72    26000 SH       SOLE                  26000      0    0
EXCHANGE TRADED FUND
PROSHARES TRUST PROSHARES          PSHS ULTSHT FINL  74347R628      208.95     5000 SH       SOLE                   5000      0    0
ULTRASHORT FINANCIAL*S ETF
PROSHARES TRUST PROSHARES                            74347R297        2546    50000 SH       SOLE                  50000      0    0
ULTRASHORT LEHMAN 20+ YEAR
TREASURY EXCHANGE-TRADED FUND
RED ROBIN GOURMET BURGERS INC CMN  COM               75689M101      431.25    23000 SH       SOLE                  23000      0    0
REGIONS FINANCIAL CORPORATION CMN  COM               7591EP100         404   100000 SH       SOLE                 100000      0    0
RHI ENTERTAINMENT, INC. CMN        COM               74957T104  1626.55867   509893 SH       SOLE                 509893      0    0
SAKS INCORPORATED CMN              COM               79377W108   439.07502    99114 SH       SOLE                  99114      0    0
SAKS INCORPORATED 2% 03/15/2024    NOTE              79377WAL2 1430.052798  2123000 SH       SOLE                2123000      0    0
SER: B CONV SM
SAMSON OIL & GAS LTD SPONSORED     SPON ADR          796043107  79.0181865   175635 SH       SOLE                 175635      0    0
ADR CMN
SEAGATE TECHNOLOGY CMN             COM               G7945J104   314.30208    30048 SH       SOLE                  30048      0    0
SEQUENOM INC CMN                   COM               817337405     932.535   238500 SH       SOLE                 238500      0    0
SOLARWINDS, INC. CMN               COM               83416B109      247.35    15000 SH       SOLE                  15000      0    0
SOTHEBY'S CMN CLASS A              COM               835898107  3555.67767   251997 SH       SOLE                 251997      0    0
WTS/SP ACQUISITION HOLDINGS IN     *W EXP 10/10/201  78470A112     4.55735    91147 SH       SOLE                  91147      0    0
7.5000 EXP10/10/2012
SP ACQUISITION HOLDINGS INC. 1     UNIT 99/99/999    78470A203    608.1027    62691 SH       SOLE                  62691      0    0
UNT=1SHR+1WTS

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- ----------------- --------- ----------- ----------------- ---------- -------- -------------------
                                                                  VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------- ----------------- --------- ----------- -------- --- ---- ---------- -------- ------- ------ ----
SPDR GOLD TRUST ETF                GOLD SHS          78463V107     3054.53    33500 SH       SOLE                  33500      0    0
SPIRIT AEROSYSTEMS HOLDINGS INC    COM               848574109     557.844    40600 SH       SOLE                  40600      0    0
CMN
ST JUDE MEDICAL INC CMN            COM               790849103      595.95    14500 SH       SOLE                  14500      0    0
STATOILHYDRO ASA SPONSORED ADR CMN COM               85771P102      276.78    14000 SH       SOLE                  14000      0    0
STRYKER CORP CMN                   COM               863667101      874.28    22000 SH       SOLE                  22000      0    0
SUNCOR ENERGY INC. CMN             COM               867229106  2083.47814    68671 SH       SOLE                  68671      0    0
TERADATA CORPORATION CMN           COM               88076W103   260.68218    11126 SH       SOLE                  11126      0    0
TEVA PHARMACEUTICAL IND LTD ADS    COM               881624209     1110.15    22500 SH       SOLE                  22500      0    0
THE TRAVELERS COMPANIES, INC CMN   COM               89417E109        1026    25000 SH       SOLE                  25000      0    0
TYCO ELECTRONICS LTD. CMN SERIES   COM               H8912P106       185.9    10000 SH       SOLE                  10000      0    0
UNITED STATES NATURALGAS FD LP ETF COM               912318102      624.15    45000 SH       SOLE                  45000      0    0
UNITED STATES OIL FUND LP ETF      COM               91232N108      227.58     6000 SH       SOLE                   6000      0    0
US AIRWAYS GROUP INC CMN           COM               90341W108   792.45945   326115 SH       SOLE                 326115      0    0
VARIAN MEDICAL SYSTEMS INC CMN     COM               92220P105      773.08    22000 SH       SOLE                  22000      0    0
VERISIGN INC CMN                   COM               92343E102         463    25000 SH       SOLE                  25000      0    0
WAL MART STORES INC CMN            COM               931142103   1630.4904    33660 SH       SOLE                  33660      0    0
WATERS CORPORATION COMMON STOCK    COM               941848103   271.14396     5268 SH       SOLE                   5268      0    0
WESTERN UNION COMPANY (THE) CMN    COM               959802109    1167.352    71180 SH       SOLE                  71180      0    0
WHITE MTNS INS GROUP LTD CMN       COM               G9618E107  3257.16039    14229 SH       SOLE                  14229      0    0
XTO ENERGY INC. CMN                COM               98385X106      820.01    21500 SH       SOLE                  21500      0    0